Summary of Significant Accounting Policies (Assets of VIEs) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 4,380,328	$ 1,671,230	$ 13,070,987	$ 26,750,427
Accounts receivable	113,816	64,678
Amounts due from related parties	972	6,521,984
Property and equipment	293,567	1,368,360
Deposits and other non-current assets	347,963	338,682
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,329,590	252,925
Accounts receivable	105,762	36,117
Amounts due from related parties	501	6,380,630
Property and equipment	171	1,036
Deposits and other non-current assets	321,709	311,773
Total assets	$ 2,757,733	$ 6,982,481